Segment Reporting (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue			$ 32,175,015	$ 33,877,359	$ 44,508,078
Betting platform and services revenue					1,038,713
Intercompany Service revenue
Operating expenses
Intercompany service expense
Selling expenses	$ 6,874,581	$ 6,054,757	24,029,532	26,333,156	36,274,752	$ 26,109,221
General and administrative expenses	5,808,768	5,075,300	15,589,410	13,975,455	18,817,959	13,789,391
Impairment of license					17,350,628
Loss from operations	(3,092,055)	(3,099,975)	(8,649,616)	(6,431,252)	(26,896,548)	(7,532,245)
Other income (expense)
Interest expense, net	(9,104)	(4,705)	(22,641)	(14,748)	(20,985)	(328,663)
Amortization of present value discount				(12,833)	(12,833)	(818,182)
Change in fair value of contingent purchase consideration	(482,059)	(569,076)	(1,397,833)	(569,076)	11,857,558
Other income	21,931	74,327	90,783	444,689	227,788	165,375
Other expense	(45,528)	(384)	(56,539)	(28,522)	(49,967)	(86,933)
Loss on marketable securities	(49,250)	(200,000)	43,250	(292,500)	(460,000)	290,000
Total other income (expense)	(564,010)	(699,838)	(1,342,980)	(472,990)	11,541,561	(1,497,793)
Loss before Income Taxes	(3,656,065)	(3,799,813)	(9,992,596)	(6,904,242)	(15,354,987)	(9,030,038)
Income tax provision	(167,574)	284,636	(200,518)	8,136	290,476	(906,644)
Net Loss	(3,823,639)	(3,515,177)	(10,193,114)	(6,896,106)	(15,064,511)	(9,936,682)
Total revenue	9,591,294	8,030,082	32,175,015	33,877,359	45,546,791	37,266,367
Restructuring and Severance expenses			1,205,689
Total operating expenses	$ 12,683,349	$ 11,130,057	40,824,631	40,308,611	72,443,339	44,798,612
Amortization of present value discount				12,833	12,833	$ 818,182
All other
Segment Reporting Information [Line Items]
Revenue
Betting platform and services revenue
Intercompany Service revenue
Operating expenses
Intercompany service expense
Selling expenses
General and administrative expenses			5,477,888	4,518,758	6,334,987
Impairment of license
Loss from operations			(6,683,577)	(4,518,758)	(6,334,987)
Other income (expense)
Interest expense, net				(5,153)	(5,154)
Amortization of present value discount				(12,833)	(12,833)
Change in fair value of contingent purchase consideration				(569,076)
Other income				7,992	7,977
Other expense
Loss on marketable securities			43,250	(292,500)	(460,000)
Total other income (expense)			43,250	(871,570)	(470,010)
Loss before Income Taxes			(6,640,327)	(5,390,328)	(6,804,997)
Income tax provision
Net Loss			(6,640,327)	(5,390,328)	(6,804,997)
Total revenue
Restructuring and Severance expenses			1,205,689
Total operating expenses			6,683,577	4,518,758
Amortization of present value discount				12,833	12,833
Betting platform software and services
Segment Reporting Information [Line Items]
Revenue			1,766,391	428,924
Betting platform and services revenue					886,163
Intercompany Service revenue			1,517,807	3,323,848	4,211,774
Operating expenses
Intercompany service expense			74,584	271,518	321,775
Selling expenses			132,718	14,513	47,208
General and administrative expenses			5,724,166	4,204,834	5,848,437
Impairment of license					12,522,714
Loss from operations			(2,647,270)	(738,093)	(13,642,197)
Other income (expense)
Interest expense, net			(21,572)	(2,109)	(4,662)
Amortization of present value discount
Change in fair value of contingent purchase consideration			(1,397,833)		11,857,558
Other income			2	2,073	2,560
Other expense			(8,580)	(4,568)	(26,262)
Loss on marketable securities
Total other income (expense)			(1,427,983)	(4,604)	11,829,194
Loss before Income Taxes			(4,075,253)	(742,697)	(1,813,003)
Income tax provision			236,524	58,802	170,586
Net Loss			(3,838,729)	(683,895)	(1,642,417)
Total revenue			3,284,198	3,752,772
Restructuring and Severance expenses
Total operating expenses			5,931,468	4,490,865
Amortization of present value discount
Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue
Betting platform and services revenue
Intercompany Service revenue			(1,592,391)	(3,595,366)	(4,533,549)
Operating expenses
Intercompany service expense			(1,592,391)	(3,595,366)	(4,533,549)
Selling expenses
General and administrative expenses
Impairment of license
Loss from operations
Other income (expense)
Interest expense, net
Amortization of present value discount
Change in fair value of contingent purchase consideration
Other income
Other expense
Loss on marketable securities
Total other income (expense)
Loss before Income Taxes
Income tax provision
Net Loss
Total revenue			(1,592,391)	(3,595,366)
Restructuring and Severance expenses
Total operating expenses			(1,592,391)	(3,595,366)
Amortization of present value discount
Betting establishments
Segment Reporting Information [Line Items]
Revenue			30,408,624	33,448,435	44,508,078
Betting platform and services revenue					152,550
Intercompany Service revenue			74,584	271,518	321,775
Operating expenses
Intercompany service expense			1,517,807	3,323,848	4,211,774
Selling expenses			23,896,814	26,318,643	36,227,544
General and administrative expenses			4,387,356	5,251,863	6,634,535
Impairment of license					4,827,914
Loss from operations			681,231	(1,174,401)	(6,919,364)
Other income (expense)
Interest expense, net			(1,069)	(7,486)	(11,169)
Amortization of present value discount
Change in fair value of contingent purchase consideration
Other income			90,781	434,624	217,251
Other expense			(47,959)	(23,954)	(23,705)
Loss on marketable securities
Total other income (expense)			41,753	403,184	182,377
Loss before Income Taxes			722,984	(771,217)	(6,736,987)
Income tax provision			(437,042)	(50,666)	119,890
Net Loss			285,942	(821,883)	(6,617,097)
Total revenue			30,483,208	33,719,953
Restructuring and Severance expenses
Total operating expenses			$ 29,801,977	34,894,354
Amortization of present value discount